SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended		6 Months Ended		12 Months Ended	87 Months Ended
	Oct. 05, 2017 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares
Accounting Policies [Abstract]
Bad debt expense | $
Advertising expenses | $
Reverse stock split ratio	50
Common stock, par value per share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Net (Loss)/Income attributable to the Company | $		$ (53,720)	$ (62,466)	$ 28,770	$ (97,271)	$ (924,556)	$ (1,984,570)
Basic weighted average shares | shares				20,277,448	1,476,448
Effect of dilutive securities | shares
Diluted weighted average shares | shares				20,277,448	1,476,448
Basic earnings per share: | $ / shares				$ 0.14	$ (6.59)
Diluted earnings per share: | $ / shares				$ 0.14	$ (6.59)